Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
September 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 0.32%
Davis Park CLO Series 2022-1A BR 144A 6.018% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	100,000	$ 100,277
Total Collateralized Loan Obligations (cost $100,000)		100,277

Corporate Bonds — 96.28%
Banking — 22.29%
Ally Financial 5.737% 5/15/29 μ	225,000	230,362
Bank of America
5.518% 10/25/35 μ	121,000	123,988
6.204% 11/10/28 μ	185,000	192,833
6.25% 7/26/30 μ, ψ	155,000	157,120
6.625% 5/1/30 μ, ψ	75,000	78,121

Barclays 9.625% 12/15/29 μ, ψ	200,000	227,414
Citigroup
4.952% 5/7/31 μ	85,000	86,641
5.174% 9/11/36 μ	115,000	116,212
6.875% 8/15/30 μ, ψ	65,000	67,057

Citizens Financial Group 4.00% 10/6/26 μ, ψ	42,000	41,219
Credit Agricole 144A 4.818% 9/25/33 #, μ	250,000	248,545
Deutsche Bank
4.95% 8/4/31 μ	150,000	151,451
5.297% 5/9/31 μ	150,000	153,686
7.146% 7/13/27 μ	150,000	153,224
Goldman Sachs Group
5.218% 4/23/31 μ	150,000	155,147
6.125% 11/10/34 μ, ψ	106,000	107,720
6.484% 10/24/29 μ	85,000	90,469

Huntington Bancshares 6.25% 10/15/30 μ, ψ	95,000	94,850
JPMorgan Chase & Co.
5.576% 7/23/36 μ	150,000	155,611
6.254% 10/23/34 μ	292,000	321,878
Morgan Stanley
5.664% 4/17/36 μ	30,000	31,666
6.407% 11/1/29 μ	168,000	178,588
6.627% 11/1/34 μ	190,000	212,716

Morgan Stanley Private Bank 4.734% 7/18/31 μ	250,000	253,854
NatWest Group 5.115% 5/23/31 μ	200,000	205,154
NatWest Markets 144A 5.022% 3/21/30 #	305,000	313,357
PNC Financial Services Group
3.40% 9/15/26 μ, ψ	80,000	77,766
5.373% 7/21/36 μ	125,000	128,682

Popular 7.25% 3/13/28	195,000	203,873
Royal Bank of Canada 6.50% 11/24/85 μ	200,000	198,237
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

Societe Generale 144A 5.439% 10/3/36 #, μ	200,000	$ 199,677
Toronto-Dominion Bank 6.35% 10/31/85 μ	200,000	200,709
UBS Group
144A 5.01% 3/23/37 #, μ	200,000	199,116
144A 7.00% 2/5/35 #, μ, ψ	200,000	204,092
144A 9.25% 11/13/28 #, μ, ψ	200,000	221,139
US Bancorp
2.491% 11/3/36 μ	125,000	107,792
5.046% 2/12/31 μ	115,000	117,982
6.787% 10/26/27 μ	180,000	184,844
Wells Fargo & Co.
4.078% 9/15/29 μ	80,000	79,761
4.892% 9/15/36 μ	210,000	209,662
5.15% 4/23/31 μ	95,000	98,001
5.244% 1/24/31 μ	80,000	82,789

Zions Bancorp 4.704% 8/18/28 μ	250,000	250,839
		6,913,844
Basic Industry — 2.81%
BHP Billiton Finance USA 5.75% 9/5/55	80,000	83,211
Dow Chemical 5.65% 3/15/36	230,000	231,248
International Paper
6.00% 11/15/41	52,000	54,201
7.30% 11/15/39	70,000	81,497

Smurfit Westrock Financing DAC 5.418% 1/15/35	200,000	206,262
Steel Dynamics
5.25% 5/15/35	120,000	122,686
5.75% 5/15/55	90,000	91,896
		871,001
Brokerage — 4.66%
Blackstone Reg Finance 5.00% 12/6/34	165,000	166,808
Brookfield Asset Management 6.077% 9/15/55	85,000	88,261
Brookfield Finance 5.33% 1/15/36	170,000	170,963
Jefferies Financial Group
6.20% 4/14/34	135,000	143,586
6.50% 1/20/43	90,000	96,689

KKR & Co. 5.10% 8/7/35	340,000	340,746
Raymond James Financial 5.65% 9/11/55	290,000	288,047
TPG Operating Group II 5.375% 1/15/36	150,000	150,454
		1,445,554
Capital Goods — 4.60%
Ashtead Capital 144A 1.50% 8/12/26 #	400,000	390,670
Boeing
6.388% 5/1/31	40,000	43,585
6.858% 5/1/54	115,000	131,268

NQ-FL9 [0925] 1125 (4967853)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

Carlisle 5.25% 9/15/35	230,000	$ 232,886
Ferguson Enterprises 4.35% 3/15/31	90,000	89,449
Northrop Grumman
4.03% 10/15/47	50,000	40,784
4.65% 7/15/30	100,000	101,763
4.75% 6/1/43	35,000	32,495
5.20% 6/1/54	55,000	52,412

United Rentals North America 144A 6.125% 3/15/34 #	190,000	197,804
Waste Management 5.35% 10/15/54	115,000	113,413
		1,426,529
Communications — 8.05%
AT&T
3.50% 9/15/53	195,000	134,986
5.375% 8/15/35	50,000	51,516
5.55% 11/1/45	80,000	79,252
5.70% 11/1/54	80,000	79,135
6.05% 8/15/56	50,000	51,863
6.30% 1/15/38	255,000	277,658

Charter Communications Operating 6.70% 12/1/55	75,000	75,945
Paramount Global 6.875% 4/30/36	40,000	42,449
Rogers Communications 5.30% 2/15/34	155,000	157,297
Softbank Class B 144A 4.699% 7/9/30 #	305,000	307,601
Sprint Capital 6.875% 11/15/28	165,000	177,514
Time Warner Cable
6.55% 5/1/37	222,000	231,032
7.30% 7/1/38	100,000	109,315
T-Mobile USA
5.50% 1/15/55	90,000	87,103
5.875% 11/15/55	235,000	240,214
Verizon Communications
2.875% 11/20/50	265,000	169,273
5.25% 4/2/35	145,000	147,506
5.50% 2/23/54	80,000	78,859
		2,498,518
Consumer Cyclical — 4.28%
AutoZone 5.125% 6/15/30	93,000	96,029
General Motors 5.40% 4/1/48	130,000	118,626
General Motors Financial 5.625% 4/4/32	136,000	140,438
Gildan Activewear
144A 4.70% 10/7/30 #	75,000	74,918
144A 5.40% 10/7/35 #	65,000	65,041

Hyundai Capital America 144A 4.50% 9/18/30 #	265,000	263,854
Lowe's 4.25% 3/15/31	105,000	104,351
Royal Caribbean Cruises 5.375% 1/15/36	200,000	201,244
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Uber Technologies
4.15% 1/15/31	155,000	$ 153,681
4.80% 9/15/35	75,000	74,367

VICI Properties 4.95% 2/15/30	35,000	35,415
		1,327,964
Consumer Non-Cyclical — 8.29%
Bunge Limited Finance
2.75% 5/14/31	85,000	77,963
4.20% 9/17/29	285,000	284,160

Cigna Group 6.00% 1/15/56	125,000	129,762
CVS Health
5.00% 9/15/32	90,000	91,137
5.45% 9/15/35	110,000	111,987
6.20% 9/15/55	100,000	102,994
EMD Finance
144A 4.625% 10/15/32 #	180,000	179,817
144A 5.00% 10/15/35 #	150,000	150,109
GE HealthCare Technologies
4.80% 1/15/31	55,000	55,922
5.50% 6/15/35	220,000	228,173
HCA
5.45% 9/15/34	245,000	251,406
6.00% 4/1/54	80,000	80,211
6.20% 3/1/55	50,000	51,649

JBS USA Holding Lux 144A 6.25% 3/1/56 #	105,000	107,797
Royalty Pharma 5.95% 9/25/55	90,000	90,448
Stryker 5.20% 2/10/35	240,000	247,594
Sysco
5.10% 9/23/30	250,000	257,888
5.40% 3/23/35	70,000	72,438
		2,571,455
Electric — 9.98%
Ameren Illinois 5.625% 3/1/55	155,000	158,128
American Electric Power
5.80% 3/15/56 μ	95,000	94,905
6.05% 3/15/56 μ	140,000	140,547

Appalachian Power 4.50% 8/1/32	48,000	47,567
Black Hills 4.55% 1/31/31	80,000	80,048
Capital Power US Holdings
144A 5.257% 6/1/28 #	135,000	137,616
144A 6.189% 6/1/35 #	205,000	215,275

Commonwealth Edison 5.95% 6/1/55	125,000	133,044
Constellation Energy Generation 5.75% 3/15/54	82,000	83,174
Dominion Energy
6.20% 2/15/56 μ	70,000	70,523
Series A 6.875% 2/1/55 μ	255,000	267,042

Enel Finance International 144A 4.125% 9/30/28 #	200,000	199,513
Entergy Mississippi 5.80% 4/15/55	200,000	205,182

2    NQ-FL9 [0925] 1125 (4967853)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Kentucky Utilities 5.85% 8/15/55	230,000	$ 236,590
Northern States Power 5.65% 5/15/55	210,000	215,824
NRG Energy
144A 4.734% 10/15/30 #	135,000	135,042
144A 5.407% 10/15/35 #	105,000	105,423
Oglethorpe Power
3.75% 8/1/50	110,000	79,759
4.50% 4/1/47	35,000	29,665
5.25% 9/1/50	225,000	209,944

Oklahoma Gas and Electric 5.80% 4/1/55	155,000	158,741
PSEG Power 144A 5.20% 5/15/30 #	90,000	92,384
		3,095,936
Energy — 6.14%
Cheniere Energy Partners 144A 5.55% 10/30/35 #	135,000	138,007
Chevron USA 4.50% 10/15/32	200,000	201,738
ConocoPhillips 5.55% 3/15/54	205,000	202,154
Enbridge
4.90% 6/20/30	65,000	66,506
5.55% 6/20/35	100,000	103,192
Energy Transfer
6.20% 4/1/55	56,000	56,374
6.25% 4/15/49	194,000	195,945
6.50% 2/15/56 μ	155,000	154,425
6.75% 2/15/56 μ	110,000	109,913
EOG Resources
5.00% 7/15/32	198,000	202,661
5.95% 7/15/55	60,000	62,870
ONEOK
5.70% 11/1/54	83,000	78,412
6.25% 10/15/55	77,000	78,248

Targa Resources 5.65% 2/15/36	135,000	138,300
Woodside Finance 5.70% 5/19/32	110,000	114,277
		1,903,022
Finance Companies — 5.70%
AerCap Ireland Capital DAC
3.85% 10/29/41	150,000	123,372
5.00% 11/15/35	300,000	296,906

Air Lease 4.125% 12/15/26 μ, ψ	159,000	154,340
Apollo Debt Solutions
144A 5.875% 8/30/30 #	70,000	71,262
6.70% 7/29/31	43,000	45,593
6.90% 4/13/29	45,000	47,325
Ares Capital
5.10% 1/15/31	185,000	183,714
5.50% 9/1/30	130,000	131,662

Ares Strategic Income Fund 144A 5.15% 1/15/31 #	200,000	197,694
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)

Aviation Capital Group 144A 4.80% 10/24/30 #	80,000	$ 79,961
Avolon Holdings Funding 144A 5.375% 5/30/30 #	100,000	102,620
Blackstone Private Credit Fund
5.05% 9/10/30	80,000	79,093
5.60% 11/22/29	75,000	76,354

Blackstone Secured Lending Fund 5.30% 6/30/30	100,000	100,741
Blue Owl Credit Income 6.60% 9/15/29	75,000	78,217
		1,768,854
Industrials — 1.00%
Quanta Services 4.30% 8/9/28	310,000	311,578
		311,578
Insurance — 6.78%
Athene Global Funding 144A 5.543% 8/22/35 #	75,000	76,042
Athene Holding
6.625% 5/19/55	65,000	69,624
6.875% 6/28/55 μ	60,000	61,525

Chubb INA Holdings 4.90% 8/15/35	95,000	95,601
Elevance Health 5.70% 9/15/55	215,000	213,250
Equitable America Global Funding 144A 4.70% 9/15/32 #	140,000	139,391
Fortitude Global Funding 144A 4.625% 10/6/28 #	190,000	190,222
Guardian Life Global Funding 144A 4.673% 9/5/32 #	110,000	110,567
Henneman Trust 144A 6.58% 5/15/55 #	175,000	186,865
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	95,000	97,486
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	240,000	246,353
Pine Street Trust III 144A 6.223% 5/15/54 #	45,000	46,421
Pricoa Global Funding I 144A 4.75% 8/26/32 #	150,000	151,676
Principal Life Global Funding II 144A 4.25% 8/18/28 #	90,000	90,255
Travelers 5.05% 7/24/35	45,000	45,825
Western-Southern Global Funding 144A 4.90% 5/1/30 #	150,000	153,374
Wynnton Funding Trust II 144A 5.991% 8/15/55 #	125,000	128,396
		2,102,873
Natural Gas — 0.25%
NiSource 5.85% 4/1/55	75,000	76,147
		76,147
NQ-FL9 [0925] 1125 (4967853)    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts — 3.18%
AvalonBay Communities 5.00% 8/1/35	155,000	$ 156,331
Brixmor Operating Partnership 5.20% 4/1/32	205,000	210,469
Extra Space Storage 5.40% 6/15/35	200,000	204,455
Lineage OP 144A 5.25% 7/15/30 #	135,000	136,907
Simon Property Group
4.375% 10/1/30	120,000	120,330
5.125% 10/1/35	155,000	156,881
		985,373
Technology — 7.55%
Broadcom 4.20% 10/15/30	110,000	109,840
CDW 3.276% 12/1/28	245,000	236,851
CoStar Group 144A 2.80% 7/15/30 #	175,000	160,274
Entegris 144A 4.75% 4/15/29 #	140,000	138,949
Foundry JV Holdco 144A 6.10% 1/25/36 #	200,000	212,721
Leidos
5.40% 3/15/32	120,000	124,719
5.50% 3/15/35	260,000	269,550

NXP 4.30% 8/19/28	155,000	155,257
Oracle
4.70% 9/27/34	50,000	48,850
5.20% 9/26/35	140,000	140,824
5.875% 9/26/45	90,000	90,296
5.95% 9/26/55	115,000	114,726
6.00% 8/3/55	70,000	70,322
Roper Technologies
4.25% 9/15/28	90,000	90,443
4.45% 9/15/30	95,000	95,427

Sensata Technologies 144A 3.75% 2/15/31 #	160,000	147,805
Verisk Analytics 4.50% 8/15/30	135,000	135,464
		2,342,318
Transportation — 0.72%
Union Pacific
5.10% 2/20/35	105,000	108,015
5.60% 12/1/54	115,000	116,890
		224,905
Total Corporate Bonds (cost $29,521,817)		29,865,871

Non-Agency Asset-Backed Securities — 1.33%
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	400,000	412,289
Total Non-Agency Asset-Backed Securities (cost $399,863)		412,289

	Number of shares	Value (US $)
Common Stock — 0.04%♣
Financials — 0.04%
MNSN Holdings =, †	241	$ 11,899
Total Common Stock (cost $1,807)		11,899

Preferred Stock — 0.49%♣
Financials — 0.49%
SVB Financial Trust 11/7/29 †	277	150,965
Total Preferred Stock (cost $140,142)		150,965

Short-Term Investments — 3.85%
Money Market Mutual Funds — 3.85%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	298,401	298,401
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	298,400	298,400
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	298,400	298,400
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	298,401	298,401
Total Short-Term Investments (cost $1,193,602)		1,193,602

Total Value of Securities—102.31% (cost $31,357,231)		31,734,903
Liabilities Net of Receivables and Other Assets—(2.31%)★		(716,856)
Net Assets Applicable to 3,600,766 Shares Outstanding—100.00%		$31,018,047
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $7,524,604, which represents 24.26% of the Series’ net assets.

4    NQ-FL9 [0925] 1125 (4967853)

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
★	Includes $51,646 cash collateral held at broker for futures contracts as of September 30, 2025.
The following futures contracts were outstanding at September 30, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(10)	US Treasury 5 yr Notes	$(1,091,953)	$(1,091,500)	12/31/25	$—	$(453)	$(274)
17	US Treasury 10 yr Notes	1,912,500	1,909,808	12/19/25	2,692	—	(219)
(38)	US Treasury 10 yr Ultra Notes	(4,372,969)	(4,361,582)	12/19/25	—	(11,387)	2,313
9	US Treasury Long Bonds	1,049,343	1,047,523	12/19/25	1,820	—	(2,250)
6	US Treasury Ultra Bonds	720,375	711,190	12/19/25	9,185	—	(3,375)
Total Futures Contracts			$(1,784,561)		$13,697	$(11,840)	$(3,805)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
GE – General Electric
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
NQ-FL9 [0925] 1125 (4967853)    5